Share-based Compensation - Summary of Compensation Costs Recognized (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Compensation cost recognized	$ 5,072	$ 21,244	$ 6,494
Cost of Revenues [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Compensation cost recognized	49	52	80
Research and development expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Compensation cost recognized	937	985	1,526
Sales and marketing expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Compensation cost recognized	2,179	2,160	4,099
General and administrative expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Compensation cost recognized	$ 1,907	$ 18,047	$ 789